Schedule of Right-of Use Asset and Lease Information about Operating Lease (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 22,947	$ 25,193	$ 45,894	$ 42,737	$ 112,022	$ 70,175
Variable lease cost	9,937		20,377		24,222
Sublease income	(2,163)	(2,121)	(4,326)	(4,242)	(7,819)	(7,070)
Total lease cost	30,721	23,072	61,945	38,495	128,425	63,105
Cash paid for operating cash flows from operating leases	22,707	23,331	45,189	42,771	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liability				$ 365,556	$ 365,556